Summary of Changes in Allowance For Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts at beginning of period	$ 510		$ 210		$ 210	$ 248
Additions to expense	166	[1]	86	[1]	473	74	298
Less: writeoffs, net of recoveries and other adjustments	3		16		(173)	(112)
Balance at end of period	$ 679		$ 312		$ 510	$ 210	$ 248

[1]	Unaudited